UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23499

Goldman Sachs Real Estate Diversified Income Fund

(Exact name of registrant as specified in charter)

200 West Street,

New York, New York 10282

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. William J. Bielefeld, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Interval Fund Semi-Annual Report March 31, 2025 Real Estate Diversified Income Fund

Goldman Sachs Real Estate Diversified Income Fund

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

ASSET CLASS ALLOCATION

Real Estate Diversified Income Fund as of March 31, 2025 (Unaudited)

ASSET CLASS ALLOCATION[1]

Percentage of Net Assets

[1]

The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall allocations may differ from percentages contained in the graph above. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

For more information about the Fund, please refer to am.gs.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

3

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Schedule of Investments March 31, 2025 (Unaudited)

	Description	Value

Private Real Estate Investment Trusts & Private Investment Funds – 70.0%(a)

Ares Industrial Real Estate Fund, LP		$18,233,100
Ares US Real Estate Fund IX, LP		5,179,367
Bain Capital Real Estate Fund I-B, LP		7,877,360
Brookfield Premier Real Estate Partners, LP		1,304,133
Brookfield Real Estate Finance Fund V, LP		3,373,239
CBRE U.S. Core Partners, LP		20,996,877
Clarion Partners Debt Investment Fund, LP		3,156,853
Clarion Ventures 4, LP		2,437,175
Greystar Student Housing Growth and Income Fund		19,946,598
Harrison Street Core Property Fund, LP		15,860,304
Heitman Core Real Estate Debt Income Trust, LP		3,673,537
Manulife U.S. Real Estate Fund L.P.		8,630,716
Nuveen U.S. Core-Plus Real Estate Debt Fund, LP		7,555,554
Oaktree Real Estate Income Fund L.P.		37,057,007
Prologis Targeted U.S. Logistics Holdings II, LP		9,392,942
RealTerm Logistics Income Fund		22,434,700
Sculptor Real Estate Credit Fund, LP		725,988
Sentinel Real Estate Fund		6,417,142
TA Realty Core Property Fund, LP		20,871,226
The Trumbull Property Fund, LP		3,466,299
Wheelock Street Real Estate Long Term Value Fund		20,459,063

TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS & PRIVATE INVESTMENT FUNDS (Cost $274,291,944)		239,049,180

Shares

Common Stocks – 24.5%

Health Care REITs – 1.0%
35,292	Alexandria Real Estate Equities, Inc. REIT	3,264,863

Hotel & Resort REITs – 0.7%
25,857	Ryman Hospitality Properties, Inc. REIT	2,364,364

Industrial REITs – 3.7%
218,607	Americold Realty Trust, Inc. REIT	4,691,306
52,788	Prologis, Inc. REIT	5,901,170
53,659	Rexford Industrial Realty, Inc. REIT	2,100,750

		12,693,226

Mortgage Real Estate Investment Trusts (REITs) – 0.8%
253,504	Ladder Capital Corp. REIT	2,892,481

Residential REITs – 8.5%
188,192	American Homes 4 Rent, Class A REIT	7,115,539
33,876	AvalonBay Communities, Inc. REIT	7,270,467
113,138	Equity LifeStyle Properties, Inc. REIT	7,546,305
201,326	Invitation Homes, Inc. REIT	7,016,211

		28,948,522

Shares	Description	Value

Common Stocks – (continued)

Retail REITs – 1.4%
28,671	Simon Property Group, Inc. REIT	$4,761,680

Specialized REITs – 8.4%
29,107	American Tower Corp. REIT	6,333,683
6,433	Equinix, Inc. REIT	5,245,146
24,991	Extra Space Storage, Inc. REIT	3,710,914
12,578	Public Storage REIT	3,764,470
18,821	SBA Communications Corp. REIT	4,140,808
171,956	VICI Properties, Inc. REIT	5,609,205

		28,804,226

TOTAL COMMON STOCKS (Cost $79,404,036)		83,729,362

Shares	Description	Dividend Rate	Value

Preferred Stocks – 3.0%

Hotel & Resort REITs – 0.5%
88,458	Pebblebrook Hotel Trust, Series E	6.38%	1,517,055

Mortgage Real Estate Investment Trusts (REITs) – 2.5%
77,545	MFA Financial, Inc., Series C	6.50%	1,923,116
71,214	PennyMac Mortgage Investment Trust, Series B	8.00	1,734,061
73,559	Two Harbors Investment Corp., Series B	7.63	1,723,487
128,562	Two Harbors Investment Corp., Series A	8.13	3,175,482

			8,556,146

TOTAL PREFERRED STOCKS (Cost $10,621,820)			10,073,201

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
6,059,639	4.259%	6,059,639
(Cost $6,059,639)

TOTAL INVESTMENTS – 99.3% (Cost $370,377,439)		$338,911,382

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		2,376,528

NET ASSETS – 100.0%		$341,287,910

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

4	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

(a)

Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of restricted securities amounts to $239,049,180, which represents approximately 70.0% of net assets as of March 31, 2025. See additional details below:

Security	Date(s) of Purchase	Cost

Ares Industrial Real Estate Fund, LP	12/21/22-01/19/23	$19,403,487
Ares US Real Estate Fund IX, LP	09/19/19-09/12/24	5,872,979
Bain Capital Real Estate Fund I-B, LP	12/18/19-08/12/24	6,222,362
Brookfield Premier Real Estate Partners, LP	10/01/19-12/20/21	1,432,283
Brookfield Real Estate Finance Fund V, LP	10/03/19-03/14/25	7,758,821
CBRE U.S. Core Partners, LP	03/30/22-01/19/24	26,489,411
Clarion Partners Debt Investment Fund, LP	02/14/17-08/01/22	2,531,142
Clarion Ventures 4, LP	07/01/16-07/10/19	6,923,743
Greystar Student Housing Growth and Income Fund	01/04/22-10/24/23	20,921,737
Harrison Street Core Property Fund, LP	09/15/21-10/26/23	18,051,478
Heitman Core Real Estate Debt Income Trust, LP	07/27/17-01/26/23	4,650,859
Manulife U.S. Real Estate Fund L.P.	04/08/22-01/24/25	13,129,786
Nuveen U.S. Core-Plus Real Estate Debt Fund, LP	10/01/19-10/31/23	11,213,608
Oaktree Real Estate Income Fund L.P.	10/07/21-12/27/23	41,636,787
Prologis Targeted U.S. Logistics Holdings II, LP	01/03/20-06/20/23	7,938,955
RealTerm Logistics Income Fund	04/18/22-11/06/23	25,532,304
Sculptor Real Estate Credit Fund, LP	01/21/20-03/27/25	1,578,552
Sentinel Real Estate Fund	05/04/22-01/16/24	7,471,340
TA Realty Core Property Fund, LP	01/04/22-11/07/23	21,436,113
The Trumbull Property Fund, LP	01/04/16-10/01/18	4,260,208
Wheelock Street Real Estate Long Term Value Fund	04/23/24-09/10/24	19,835,989

Total		$274,291,944

(b)	Represents an affiliated issuer.

Investment Abbreviations:
LP	—Limited Partnership
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these consolidated financial statements.	5

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Schedule of Investments (continued) March 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Additional information on investments in private real estate investment funds:

Security	Value	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of March 31, 2025

Ares Industrial Real Estate Fund, LP	$18,233,100	Quarterly	90	$–

Ares US Real Estate Fund IX, LP	5,179,367	N/R	N/R	1,168,908

Bain Capital Real Estate Fund I-B, LP	7,877,360	N/R	N/R	1,897,951

Brookfield Premier Real Estate Partners, LP	1,304,133	Quarterly	90	–

Brookfield Real Estate Finance Fund V, LP	3,373,239	N/R	N/R	7,507,777

CBRE U.S. Core Partners, LP	20,996,877	Quarterly	60	–

Clarion Partners Debt Investment Fund, LP	3,156,853	N/R	N/R	4,652,799

Clarion Ventures 4, LP	2,437,175	N/R	N/R	963,242

Greystar Student Housing Growth and Income Fund	19,946,598	Quarterly	90	–

Harrison Street Core Property Fund, LP	15,860,304	Quarterly	45	–

Heitman Core Real Estate Debt Income Trust, LP	3,673,537	Quarterly	90	–

Manulife U.S. Real Estate Fund L.P.	8,630,716	Quarterly	60	–

Nuveen U.S. Core-Plus Real Estate Debt Fund, LP	7,555,554	Quarterly	45	–

Oaktree Real Estate Income Fund L.P.	37,057,007	N/R	N/R	–

Prologis Targeted U.S. Logistics Holdings II, LP	9,392,942	Quarterly	90	–

RealTerm Logistics Income Fund	22,434,700	Quarterly	90	–

Sculptor Real Estate Credit Fund, LP	725,988	N/R	N/R	1,330,031

Sentinel Real Estate Fund	6,417,142	Quarterly	90	–

TA Realty Core Property Fund, LP	20,871,226	Quarterly	45	–

The Trumbull Property Fund, LP	3,466,299	Quarterly	60	–

Wheelock Street Real Estate Long Term Value Fund	20,459,063	Annually	90	5,164,011

N/R - Not Redeemable

6	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statement of Assets and Liabilities March 31, 2025 (Unaudited)

Real Estate Diversified Income Fund(a)

Assets:

Investments in unaffiliated issuers, at value (cost $364,317,800)	$332,851,743
Investments in affiliated issuers, at value (cost $6,059,639)	6,059,639
Cash	291,972
Receivables:
Dividends	1,936,256
Fund shares sold	383,853
Reimbursement from investment adviser	754
Other assets	260,000

Total assets	341,784,217

Liabilities:

Payables:
Management fees	176,957
Distribution and Service fees and Transfer Agency fees	33,819
Fund shares redeemed	23,275
Accrued expenses	262,256

Total liabilities	496,307

Commitments and contingencies

Net Assets:

Paid-in capital	377,030,678
Total distributable loss	(35,742,768)

NET ASSETS	$341,287,910

Net Assets:
Class A	$54,485,337
Class C	13,846,370
Class I	84,312,533
Class L	3,265,283
Class W	16,844,166
Class P	168,534,221
Total Net Assets	$341,287,910
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	6,929,576
Class C	1,760,964
Class I	10,124,519
Class L	414,839
Class W	2,098,618
Class P	20,218,517
Net asset value, offering and repurchase price per share:(b)
Class A	$7.86
Class C	7.86
Class I	8.33
Class L	7.87
Class W	8.03
Class P	8.34

(a)

Statement of Assets and Liabilities for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b)

Maximum public offering price per share for Class A is $8.34 and Class L is $8.22. Upon repurchase, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these consolidated financial statements.	7

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statement of Operations For the Six Months Ended March 31, 2025 (Unaudited)

Real Estate Diversified Income Fund(a)

Investment income:

Dividends — unaffiliated issuers	$5,200,421

Dividends — affiliated issuers	109,032

Total Investment Income	5,309,453

Expenses:

Management fees	2,260,118

Professional fees	320,546

Transfer Agency fees	253,132

Interest on borrowing	218,291

Distribution and/or Service (12b-1) fees(b)	162,910

Printing and mailing costs	149,137

Custody, accounting and administrative services	148,595

Registration fees	41,733

Shareholder Service fees(b)	26,014

Trustee fees	13,622

Other	31,482

Total expenses	3,625,580

Less — expense reductions	(69,545)

Net expenses	3,556,035

NET INVESTMENT INCOME	1,753,418

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(3,053,253)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(7,263,251)

Net realized and unrealized loss	(10,316,504)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,563,086)

(a) Statement of Operations for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

(b) Class specific Distribution and/or Service and Shareholder Service fees were as follows:

Distribution and/or Service (12b-1) Fees				Shareholder Service Fees
Class A	Class C	Class L	Class W	Class C	Class L

$70,660	$65,036	$4,335	$22,879	$21,679	$4,335

8	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statements of Changes in Net Assets

	Real Estate Diversified Income Fund(a)

	For the Six Months Ended March 31, 2025 (Unaudited)	For the Fiscal Year Ended September 30, 2024

From operations:

Net investment income	$1,753,418	$4,256,376

Net realized loss	(3,053,253)	(9,494,048)

Net change in unrealized gain (loss)	(7,263,251)	13,461,813

Net increase (decrease) in net assets resulting from operations	(8,563,086)	8,224,141

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,103,246)	(114,477)

Class C Shares	(516,468)	(41,719)

Class I Shares	(3,144,651)	(172,534)

Class L Shares	(121,779)	(7,078)

Class W Shares	(646,868)	(40,771)

Class P Shares	(6,370,818)	(360,104)

From return of capital:

Class A Shares	–	(4,353,499)

Class C Shares	–	(1,586,568)

Class I Shares	–	(6,561,415)

Class L Shares	–	(269,175)

Class W Shares	–	(1,550,521)

Class P Shares	–	(13,694,601)

Total distributions to shareholders	(12,903,830)	(28,752,462)

From share transactions:

Proceeds from sales of shares	13,642,253	32,578,542

Reinvestment of distributions	5,551,624	14,309,375

Cost of shares repurchased	(49,800,620)	(119,383,121)

Net decrease in net assets resulting from share transactions	(30,606,743)	(72,495,204)

TOTAL DECREASE	(52,073,659)	(93,023,525)

Net Assets:

Beginning of period	$393,361,569	$486,385,094

End of period	$341,287,910	$393,361,569

(a)

The Statements of Changes in Net Assets for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

The accompanying notes are an integral part of these consolidated financial statements.	9

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Statement of Cash Flows(a) For the Six Months Period Ended March 31, 2025 (Unaudited)

Increase (Decrease) in cash –

Cash flows provided by operating activities:

Net decrease in net assets from operations	$(8,563,086)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by (used in) operating activities:

Payments for purchases of investments	(43,310,447)

Proceeds from sales of investments	78,426,153

Net (payments for purchase) proceeds from sales of short-term investment securities	8,135,482

(Increase) Decrease in assets:

Receivable for dividends	62,224

Collateral for credit facility	48,166

Reimbursement from investment adviser	(754)

Increase (Decrease) in liabilities:

Distribution and Service fees and Transfer Agency fees	(6,830)

Management fees	(26,949)

Fund shares redeemed	23,275

Accrued expenses	(49,831)

Net realized (gain) loss on:

Investments	3,053,253

Net change in unrealized (gain) loss on:

Investments	7,263,251

Net cash provided by operating activities	45,053,907

Cash flows used in financing activities:

Proceeds from sale of shares	13,750,964

Cost of shares repurchased	(49,800,620)

Decrease in payable to custodian	(1,360,073)

Distributions paid	(7,352,206)

Drawdowns from line of credit	10,000,000

Repayment of line of credit	(10,000,000)

Net cash used in financing activities	(44,761,935)

NET INCREASE IN CASH	$291,972

Cash (restricted and unrestricted):

Beginning of period	$—

End of period	$291,972

Supplemental disclosure:

Cash paid for interest and related fees	148,595

Reinvestment of distributions	5,551,624

(a) Statement of Cash Flows for the Fund is consolidated and includes the balances of wholly owned subsidiaries DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC. Accordingly, all interfund balances and transactions have been eliminated.

10	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class A Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.36		$8.79	$9.91	$10.45	$9.38	$10.69

Net investment income(a)	0.03		0.08	0.14	0.21	0.20	0.29

Net realized and unrealized gain (loss)	(0.23)		0.09	(0.61)	(0.04)	1.47	(0.89)

Total from investment operations	(0.20)		0.17	(0.47)	0.17	1.67	(0.60)

Distributions to shareholders from net investment income	(0.30)		(0.01)	–	(0.19)	(0.34)	(0.23)

Distributions to shareholders from net realized gains	–		–	(0.15)	(0.11)	(0.26)	(0.30)

Distributions to shareholders from return of capital	–		(0.59)	(0.50)	(0.41)	–	(0.18)

Total distributions	(0.30)		(0.60)	(0.65)	(0.71)	(0.60)	(0.71)

Net asset value, end of period	$7.86		$8.36	$8.79	$9.91	$10.45	$9.38

Total Return(b)(c)	(2.41)%		1.97%	(5.05)%	1.43%	18.24%	(5.20)%

Net assets, end of period (in 000’s)	$54,485		$61,073	$69,953	$80,263	$83,054	$87,520

Ratio of net expense to average net assets after interest expenses	2.11	%(d)	2.09%	2.17%	2.05%	2.10%	2.19%

Ratio of net expense to average net assets before interest expenses	1.99	%(d)	1.99%	1.99%	1.98%	1.99%	1.99%

Ratio of total expense to average net assets after interest expenses	2.15	%(d)	2.13%	2.22%	2.06%	2.34%	2.28%

Ratio of net investment income to average net assets	0.83	%(d)	0.89%	1.42%	1.97%	2.02%	2.88%

Portfolio turnover rate(e)	7%		17%	46%	56%	73%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	11

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class C Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.36		$8.79	$9.91	$10.45	$9.38	$10.68

Net investment income(a)	–	(b)	0.01	0.06	0.12	0.13	0.20

Net realized and unrealized gain (loss)	(0.23)		0.10	(0.60)	(0.03)	1.46	(0.87)

Total from investment operations	(0.23)		0.11	(0.54)	0.09	1.59	(0.67)

Distributions to shareholders from net investment income	(0.27)		(0.06)	–	(0.16)	(0.26)	(0.16)

Distributions to shareholders from net realized gains	–		–	(0.16)	(0.11)	(0.26)	(0.29)

Distributions to shareholders from return of capital	–		(0.48)	(0.42)	(0.36)	–	(0.18)

Total distributions	(0.27)		(0.54)	(0.58)	(0.63)	(0.52)	(0.63)

Net asset value, end of period	$7.86		$8.36	$8.79	$9.91	$10.45	$9.38

Total Return(c)(d)	(2.78)%		1.23%	(5.77)%	0.67%	17.37%	(5.94)%

Net assets, end of period (in 000’s)	$13,846		$19,906	$37,064	$54,094	$69,360	$72,826

Ratio of net expense to average net assets after interest expenses	2.86	%(e)	2.83%	2.91%	2.81%	2.84%	2.94%

Ratio of net expense to average net assets before interest expenses	2.74	%(e)	2.74%	2.73%	2.74%	2.74%	2.74%

Ratio of total expense to average net assets after interest expenses	2.90	%(e)	2.87%	2.95%	2.82%	3.09%	3.04%

Ratio of net investment income to average net assets	0.03	%(e)	0.07%	0.63%	1.18%	1.27%	2.04%

Portfolio turnover rate(f)	7%		17%	46%	56%	73%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class I Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.84		$9.26	$10.40	$10.93	$9.78	$11.13

Net investment income(a)	0.05		0.10	0.17	0.26	0.24	0.33

Net realized and unrealized gain (loss)	(0.25)		0.10	(0.64)	(0.05)	1.54	(0.93)

Total from investment operations	(0.20)		0.20	(0.47)	0.21	1.78	(0.60)

Distributions to shareholders from net investment income	(0.31)		(0.02)	–	(0.19)	(0.37)	(0.26)

Distributions to shareholders from net realized gains	–		–	(0.16)	(0.11)	(0.26)	(0.31)

Distributions to shareholders from return of capital	–		(0.60)	(0.51)	(0.44)	–	(0.18)

Total distributions	(0.31)		(0.62)	(0.67)	(0.74)	(0.63)	(0.75)

Net asset value, end of period	$8.33		$8.84	$9.26	$10.40	$10.93	$9.78

Total Return(b)(c)	(2.28)%		2.22%	(4.77)%	1.70%	18.59%	(5.05)%

Net assets, end of period (in 000’s)	$84,313		$93,750	$114,738	$145,519	$98,018	$74,220

Ratio of net expense to average net assets after interest expenses	1.86	%(d)	1.84%	1.92%	1.76%	1.84%	1.94%

Ratio of net expense to average net assets before interest expenses	1.74	%(d)	1.74%	1.74%	1.70%	1.74%	1.74%

Ratio of total expense to average net assets after interest expenses	1.90	%(d)	1.88%	1.96%	1.77%	2.12%	2.03%

Ratio of net investment income to average net assets	1.08	%(d)	1.13%	1.66%	2.31%	2.33%	3.16%

Portfolio turnover rate(e)	7%		17%	46%	56%	73%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	13

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class L Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.37		$8.80	$9.92	$10.46	$9.39	$10.69

Net investment income(a)	0.02		0.05	0.11	0.18	0.18	0.27

Net realized and unrealized gain (loss)	(0.23)		0.10	(0.61)	(0.04)	1.46	(0.89)

Total from investment operations	(0.21)		0.15	(0.50)	0.14	1.64	(0.62)

Distributions to shareholders from net investment income	(0.29)		(0.02)	–	(0.18)	(0.31)	(0.20)

Distributions to shareholders from net realized gains	–		–	(0.15)	(0.11)	(0.26)	(0.30)

Distributions to shareholders from return of capital	–		(0.56)	(0.47)	(0.39)	–	(0.18)

Total distributions	(0.29)		(0.58)	(0.62)	(0.68)	(0.57)	(0.68)

Net asset value, end of period	$7.87		$8.37	$8.80	$9.92	$10.46	$9.39

Total Return(b)(c)	(2.53)%		1.72%	(5.28)%	1.17%	17.93%	(5.46)%

Net assets, end of period (in 000’s)	$3,265		$3,793	$4,569	$5,323	$5,919	$5,538

Ratio of net expense to average net assets after interest expenses	2.36	%(d)	2.34%	2.42%	2.30%	2.34%	2.44%

Ratio of net expense to average net assets before interest expenses	2.24	%(d)	2.24%	2.24%	2.23%	2.24%	2.24%

Ratio of total expense to average net assets after interest expenses	2.40	%(d)	2.38%	2.46%	2.31%	2.59%	2.54%

Ratio of net investment income to average net assets	0.57	%(d)	0.62%	1.15%	1.70%	1.76%	2.71%

Portfolio turnover rate(e)	7%		17%	46%	56%	73%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class W Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30,
			2024	2023	2022	2021	2020

Per Share Data

Net asset value, beginning of period	$8.53		$8.96	$10.08	$10.62	$9.52	$10.85

Net investment income(a)	0.03		0.08	0.14	0.21	0.21	0.31

Net realized and unrealized gain (loss)	(0.23)		0.09	(0.61)	(0.04)	1.49	(0.92)

Total from investment operations	(0.20)		0.17	(0.47)	0.17	1.70	(0.61)

Distributions to shareholders from net investment income	(0.30)		(0.03)	–	(0.18)	(0.34)	(0.24)

Distributions to shareholders from net realized gains	–		–	(0.16)	(0.11)	(0.26)	(0.30)

Distributions to shareholders from return of capital	–		(0.57)	(0.49)	(0.42)	–	(0.18)

Total distributions	(0.30)		(0.60)	(0.65)	(0.71)	(0.60)	(0.72)

Net asset value, end of period	$8.03		$8.53	$8.96	$10.08	$10.62	$9.52

Total Return(b)(c)	(2.37)%		1.93%	(4.96)%	1.40%	18.28%	(5.31)%

Net assets, end of period (in 000’s)	$16,844		$20,742	$29,307	$39,873	$40,617	$47,709

Ratio of net expense to average net assets after interest expenses	2.11	%(d)	2.08%	2.16%	2.04%	2.10%	2.19%

Ratio of net expense to average net assets before interest expenses	1.99	%(d)	1.99%	1.98%	1.98%	1.99%	1.99%

Ratio of total expense to average net assets after interest expenses	2.15	%(d)	2.12%	2.20%	2.05%	2.33%	2.23%

Ratio of net investment income to average net assets	0.82	%(d)	0.88%	1.42%	1.98%	2.02%	2.99%

Portfolio turnover rate(e)	7%		17%	46%	56%	73%	53%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these consolidated financial statements.	15

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Diversified Income Fund

	Class P Shares
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30,			Period Ended September 30, 2021(a)
			2024	2023	2022

Per Share Data

Net asset value, beginning of period	$8.84		$9.26	$10.41	$10.93	$10.63

Net investment income(b)	0.05		0.10	0.17	0.28	0.05

Net realized and unrealized gain (loss)	(0.24)		0.10	(0.65)	(0.06)	0.41

Total from investment operations	(0.19)		0.20	(0.48)	0.22	0.46

Distributions to shareholders from net investment income	(0.31)		(0.02)	–	(0.18)	(0.09)

Distributions to shareholders from net realized gains	–		–	(0.16)	(0.11)	(0.07)

Distributions to shareholders from return of capital	–		(0.60)	(0.51)	(0.45)	–

Total distributions	(0.31)		(0.62)	(0.67)	(0.74)	(0.16)

Net asset value, end of period	$8.34		$8.84	$9.26	$10.41	$10.93

Total Return(c)(d)	(2.17)%		2.22%	(4.87)%	1.79%	4.31%

Net assets, end of period (in 000’s)	$168,534		$194,097	$230,754	$253,957	$54,212

Ratio of net expense to average net assets after interest expenses	1.86	%(e)	1.84%	1.92%	1.70%	1.81%(e)

Ratio of net expense to average net assets before interest expenses	1.74	%(e)	1.74%	1.74%	1.63%	1.74%(e)

Ratio of total expense to average net assets after interest expenses	1.90	%(e)	1.88%	1.97%	1.71%	2.61%(e)

Ratio of net investment income to average net assets	1.07	%(e)	1.12%	1.67%	2.49%	1.81%(e)

Portfolio turnover rate(f)	7%		17%	46%	56%	73%

(a)	Commenced operations on June 29, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete repurchase of the investment at the NAV at the end of the period and no sales or repurchase charges (if any). Total returns would be reduced if a sales or repurchase charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the repurchase of Fund shares. Total returns for periods less than one full year are not annualized.

(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these consolidated financial statements.

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements March 31, 2025 (Unaudited)

1. ORGANIZATION

Goldman Sachs Real Estate Diversified Income Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, closed-end management investment company and is structured as an “interval fund,” a type of fund which, in order to provide some liquidity to shareholders, makes quarterly offers to repurchase a percentage of its outstanding shares at NAV, pursuant to Rule 23c-3 under the Act. The Fund was organized as a Delaware statutory trust on December 2, 2019. The Fund offers six classes of shares: Class A, Class C, Class I, Class L, Class W, and Class P Shares.

Class A and Class L Shares are sold with front-end sales charges of up to 5.75% and 4.25%, respectively. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on repurchases made within 12 months of purchase. In addition, purchases of Class A Shares of $1 million or more may be subject to a maximum CDSC of 1.00% which is imposed on repurchases made within 18 months of purchase. Class I, Class W, and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC, serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for the Fund — DIF Investments LLC, DIF Investments II LLC, and DIF Investments III LLC (each a “Subsidiary” and collectively, the “Subsidiaries”), limited liability companies, were incorporated on February 3, 2020, March 12, 2020, and June 30, 2021, respectively, and are currently wholly-owned subsidiaries of the Fund. The Subsidiaries act as investment vehicles for the Fund to enable the Fund to gain exposure to certain types of private real estate investments. Under the Amended and Restated Limited Liability Company Agreement of each Subsidiary, shares issued by the Subsidiary confer upon its member the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of March 31, 2025, the Fund’s net assets were $341,287,910, of which, $94,312,271, or 28%, are represented by DIF Investments LLC’s net assets; $143,742,461, or 42%, are represented by DIF Investments II LLC’s net assets; and $2,437,175, or 1%, are represented by DIF Investments III LLC’s net assets.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date with the exception of capital calls, which are recorded on due date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Fund’s investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Fund as a reduction to the cost basis of the REIT.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements. As such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transaction.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund. Expenses which may not specifically relate to the Fund, may be shared with other registered investment companies having management agreements with GSAM or its affiliates, as appropriate. These expenses are allocated to the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses and are accrued daily. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service and Transfer Agency fees.

17

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date.

The Fund currently intends to make regular quarterly cash distributions of all or a portion of its net investment income to shareholders. The Fund will pay shareholders at least annually all or substantially all of its net investment income after the payment of interest, fees or dividends, if any, owed with respect to any forms of leverage used by the Fund. The Fund intends to pay any capital gains distributions at least annually. In order to permit the Fund to maintain more stable quarterly distributions, the distributions paid by the Fund may be more or less than the amount of net distributable earnings actually earned by the Fund. These distributions could include a return of a shareholder’s invested capital which would reduce the Fund’s NAV. The Fund estimates that only a portion of the distributions paid to shareholders will be treated as dividend income. The remaining portion of the Fund’s distribution, which may be significant, is expected to be a return of capital. These estimates are based on the Fund’s operating results during the period, and their final federal income tax characterization that may differ. The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying consolidated financial statements as either from distributable earnings or capital.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price

18

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Other Fair Valuation Investments — Prices or valuations that require significant unobservable inputs (including assumptions in determining fair value measurement).

The fair valuation technique depends on the investment characteristics and the availability of observable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value. GSAM uses NAV as its measure of fair values for investments in LP/LLC interests when (i) the investment does not have a readily determinable fair value and (ii) the NAV of the investment is calculated in a manner consistent with the measurement principles of investment company accounting, including measurement of the underlying investments at fair value. In evaluating the level at which the investments have been classified, GSAM has assessed factors including, but not limited to, price transparency. An investment in LP/LLC interests using NAV as its measure of fair value is excluded from the fair value hierarchy.

The fair value technique and type of valuation input varies by investment type as follows:

Private REITs — Private Real Estate Investment Trusts (“Private REITs”) report their investment assets at fair value, and typically report a NAV per share on a calendar quarter basis. In accordance with Accounting Standards Codification (“ASC”) 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Private REITs at their respective NAVs typically at each quarter. To determine the NAV of the Fund with respect to investments in Private REITs, GSAM relies on information that it receives periodically from the Private REITs, adjusted on a daily basis, based on a change in a relevant proxy that GSAM has deemed to be representative of the market.

Private Investment Funds — Private investment funds (“Private Investment Funds”) measure their investment assets at fair value, and typically report a NAV per share on a calendar quarterly basis. In accordance with ASC 820-10, the Fund has elected to apply the practical expedient methodology and to value its investments in Private Investment Funds at their respective NAVs typically at each quarter. To determine the NAV of the Fund with respect to investments in Private Investment Funds, GSAM relies on information that it receives periodically from the Private Investment Funds, adjusted on a daily basis, based on a change in a relevant proxy that GSAM has deemed to be representative of the market.

The amounts shown in the accompanying financial statements include adjustments in accordance with accounting principles generally accepted in the United States of America and known through the date of issuance of these financial statements. As such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

19

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of March 31, 2025:

REAL ESTATE DIVERSIFIED INCOME FUND

Investment Type	Level 1	Level 2	Level 3	Total

Assets

Common Stock and/or Other Equity Investments(a)

North America	$83,729,362	$10,073,201	$—	$93,802,563

Investment Company	6,059,639	—	—	6,059,639

Subtotal	$89,789,001	$10,073,201	$—	$99,862,202

Investments measured at NAV				239,049,180

Total				$338,911,382

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 1.25% of the Fund’s average daily net assets. For the six months ended March 31, 2025, the effective net management rate was 1.25% of the Fund’s average daily net assets.

The Fund invests in Institutional Shares of the Underlying Money Market Fund, which is an affiliated underlying fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated underlying fund in which the Fund invests. For the six months ended March 31, 2025, GSAM waived $4,496 of the Fund’s management fee.

B. Distribution and Service (12b-1) Plan — The Fund, on behalf of its Class A, Class C, Class L and Class W Shares of the Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs & Co. LLC, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by the Distributor to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C, Class L and Class W Shares of the Fund, as set forth below:

Share Class	Distribution Services	Shareholder Services	Maximum Distribution- Related and Shareholder Services

Class A	0.25%	0.25%	0.25%

Class C	0.75%	0.25%	1.00%

Class L	0.25%	0.25%	0.50%

Class W	0.25%	0.25%	0.25%

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A and Class L Shares’ front end sales charge and Class A and Class C Shares’ CDSC. During the six months ended March 31, 2025, Goldman Sachs retained $0 and $0 for Class A and Class L Shares, respectively, and did not retain any portion of the CDSC for Class A or Class C Shares.

20

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency and dividend disbursing services are accrued daily and paid monthly at an annual rate of 0.14% of the Fund’s average daily net assets.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, distribution and service fees, as applicable, taxes, interest, credit facility commitment fees, brokerage fees, expenses of shareholder meetings, litigation and indemnification and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for the Fund is 0.354%. This Other Expense limitation will remain in place through at least January 28, 2026, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above. Such Other Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Consolidated Statement of Operations.

Goldman Sachs may voluntarily waive a portion of any payments under the Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended March 31, 2025, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions

Real Estate Diversified Income Fund	$4,496	$65,049	$69,545

F. Other Transactions with Affiliates — For the six months ended March 31, 2025, Goldman Sachs did not earn any brokerage commissions from portfolio transactions, on behalf of the Fund.

The following table provides information about the Fund’s investments in the Underlying Fund as of and for the six months ended March 31, 2025:

Underlying Fund	Beginning value as of September 30, 2024	Purchases at Cost	Proceeds from Sales	Ending value as of March 31, 2025	Shares as of March 31, 2025	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$ 14,195,121	$ 74,654,867	$ (82,790,349)	$6,059,639	6,059,639	$109,032

G. Financing Agreements — The Fund has entered into secured revolving bank line of credit facilities (each a “Credit Facility” and collectively the “Credit Facilities”) with major U.S. financial institutions for the purpose of investment purchases subject to the limitations of the Act for borrowings. The current Credit Facilities provide for borrowings in an aggregate amount up to $95,000,000 for the Fund. Borrowings under the Credit Facilities, which are secured by certain assets of the Fund, bear interest. The interest rates are based on variable rates (i.e., the Secured Overnight Financing Rate (“SOFR”)) plus market spreads. The Fund currently pays unused commitment fees of 0.20%—0.75% per annum. Interest is accrued daily and paid quarterly. The Fund had an average outstanding balance and weighted average annual interest rate for the period of $10,000,000 and 5.49%, respectively. As of March 31, 2025, there were no outstanding borrowings under the Credit Facilities.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended March 31, 2025, were $24,903,500 and $74,653,445, respectively.

21

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

6. TAX INFORMATION

As of the Fund’s most recent fiscal year end, September 30, 2024, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

Real Estate Diversified Income Fund

Capital loss carryforwards:

Perpetual Short-Term	$(3,683,070)

Perpetual Long-Term	(482,137)

Total capital loss carryforwards	(4,165,207)

Timing differences — (Late Year Ordinary Loss Deferral/Post October Capital Loss Deferral)	(3,114,544)

As of March 31, 2025, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Real Estate Diversified Income Fund

Tax Cost	$353,417,055

Gross unrealized gain	54,704,112

Gross unrealized loss	(69,209,785)

Net unrealized gain (loss)	$(14,505,673)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of partnership investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements other than for DIF Investments III LLC. Such open tax years remain subject to examination and adjustment by tax authorities.

7. REPURCHASE OFFERS

The Fund has adopted the following fundamental policies, which cannot be changed without the vote of a majority of Fund shareholders, in order to repurchase its Shares:

●

On a quarterly basis, in the months of March, June, September and December, the Fund will make an offer to repurchase a designated percentage of the outstanding shares from shareholders (a “Repurchase Offer”), pursuant to Rule 23c-3 under the Act, as it may be amended from time to time.

●

The Fund will repurchase only shares that are tendered by the deadline for such repurchase request (“Repurchase Request Deadline”). The Board will establish the Repurchase Request Deadline for each Repurchase Offer, but such date may be revised by the Fund’s officers, in their sole discretion, based on factors such as market conditions, the level of the Fund’s assets and shareholder servicing considerations provided that the Board is notified of this change and the reasons for it.

●

There will be a maximum 14 calendar day period (or the next business day if the 14th calendar day is not a business day) between the Repurchase Request Deadline and the day on which shares eligible for repurchase are priced.

The Fund may also make discretionary repurchase offers in addition to the quarterly Repurchase Offer period once every two years.

22

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

7. REPURCHASE OFFERS (continued)

Repurchase Offer Amounts. Each quarter, the Fund’s Board, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a particular Repurchase Offer. The Repurchase Offer Amount will be at least 5% but not more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. In connection with any given Repurchase Offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding Shares on the Repurchase Request Deadline. If shareholders tender more than the Repurchase Offer Amount for a particular Repurchase Offer, the Board may determine to increase the Repurchase Offer Amount by up to an additional 2% of the Shares outstanding on the Repurchase Request Deadline.

During the six months ended March 31, 2025, the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the number of its outstanding shares (up to 7% at the discretion of the officers of the Fund) for the repurchase offer commencing on September 18, 2024 and up to 7% of the number of its outstanding shares (up to 9% at the discretion of the officers of the Fund) for the repurchase offer commencing on December 18, 2024, each as of the Repurchase Pricing Dates. The result of those repurchase offers were as follows:

	Repurchase Offer #1	Repurchase Offer #2

Commencement Date	September 18, 2024	December 18, 2024

Repurchase Request Deadline	October 16, 2024	January 15, 2025

Repurchase Pricing Date	October 16, 2024	January 15, 2025

Shares Tendered for Repurchase	5,397,748	5,867,125

Shares Repurchased	2,259,717	3,064,182

8. UNFUNDED COMMITMENTS

As of March 31, 2025, the Fund had no unfunded commitments other than the unfunded commitments for investments currently held as of the reporting date that are disclosed in the Consolidated Schedule of Investments footnote disclosures.

9. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by the Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.

Dividend-Paying Investments Risk — The Fund’s investments in dividend-paying securities could cause the Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet the Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of the Fund to produce current income.

Industry Concentration Risk — The Fund concentrates its investments in the real estate industry, which has historically experienced substantial price volatility. Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if their investments were diversified across different industries. The value of companies engaged in the real estate industry is affected by, among others, (i) changes in general economic and market conditions; (ii) changes in the value of (or income generated by) real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive; (ix) fluctuations in occupancy levels and demand for properties or real estate-related services; and (x) changes in interest rates and leverage. There are also special risks associated with particular sub-industries, or real estate operations generally.

23

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

9. OTHER RISKS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investment companies in direct proportion to the amount of assets the Fund invests therein.

Leverage Risk — The Fund may use leverage to seek to achieve its investment objectives. The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that the Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that the Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; and that leverage may increase operating costs, which may reduce total return.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments. The Fund may utilize leverage, which magnifies the market risk.

Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Private Real Estate Investment Funds Risk — The Fund’s performance depends in part upon the performance of the applicable private real estate investment fund managers and selected strategies, the adherence by such private real estate investment fund managers to such selected strategies, the instruments used by such private real estate investment fund managers and GSAM’s ability to select private real estate investment fund managers and strategies and effectively allocate Fund assets among them. Fund shareholders will bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, incentive allocations or fees and expenses at the private real estate investment fund level.

The Fund’s investments in certain private real estate investment funds may be subject to lock-up periods, during which the Fund may not withdraw its investment. Many of the Fund’s assets will be priced in the absence of a readily available market and may be priced based on determinations of fair value, which may prove to be inaccurate. The Fund, upon its redemption of all or a portion of its interest in a private real estate investment fund, may receive an in-kind distribution of securities that are illiquid or difficult to value and difficult to dispose of. Private real estate investment funds are not publicly traded and therefore are not liquid investments. Private real estate investment funds may make significant use of leverage, which has the potential to magnify losses versus funds that do not employ leverage.

Private REIT Risk — In addition to the risks described in “Private Real Estate Investment Fund Risk” and “REIT Risk,” Private REITs are typically smaller and financially less stable than Public REITs. Private REITs are unlisted, making them hard to value and trade. Moreover, private REITs generally are exempt from Securities Act registration and, as such, are not subject to the same disclosure requirements as Public REITs, which makes private REITs more difficult to evaluate from an investment perspective.

REIT Risk — Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties. The underlying properties may be subject to mortgage loans, which may also be subject to the risks of default. REITs may also fail to qualify for tax free pass-through of income or may fail to maintain their exemptions from investment company registration. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

24

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

9. OTHER RISKS (continued)

Repurchase Offers Risk — The Fund operates as an “interval fund,” and, in order to provide some liquidity to shareholders, will make quarterly offers to repurchase a percentage of its outstanding shares at NAV, pursuant to Rule 23c-3 under the Act. The repurchase of shares by the Fund would decrease the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. In addition, the Fund may be required to sell portfolio securities (including at inopportune times) to satisfy repurchase requests, resulting in increased transaction costs that must be borne by the Fund and its shareholders. This may result in higher short-term capital gains for taxable shareholders.

If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareholders tender an amount of shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some shareholders, in anticipation of proration, may tender more shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur.

10. INDEMNIFICATIONS

Under the Fund’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. OTHER MATTERS

The Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

25

GOLDMAN SACHS REAL ESTATE DIVERSIFIED INCOME FUND

Consolidated Notes to Financial Statements (continued) March 31, 2025 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Real Estate Diversified Income Fund

	For the Six Months Ended March 31, 2025 (Unaudited)		For the Fiscal Year Ended September 30, 2024

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	489,344	$3,991,381	1,119,593	$9,796,005

Reinvestment of distributions	81,153	648,104	180,603	1,545,026

Shares repurchased	(946,406)	(7,733,969)	(1,951,005)	(16,815,967)

	(375,909)	(3,094,484)	(650,809)	(5,474,936)

Class C Shares

Shares sold	21,816	178,578	81,189	696,936

Reinvestment of distributions	21,946	175,515	67,775	579,554

Shares repurchased	(663,896)	(5,418,964)	(1,984,103)	(17,237,504)

	(620,134)	(5,064,871)	(1,835,139)	(15,961,014)

Class I Shares

Shares sold	741,852	6,384,456	1,621,879	14,639,495

Reinvestment of distributions	70,291	594,130	151,115	1,365,294

Shares repurchased	(1,298,058)	(11,249,490)	(3,556,082)	(32,225,659)

	(485,915)	(4,270,904)	(1,783,088)	(16,220,870)

Class L Shares

Shares sold	1,716	13,720	3,565	30,573

Reinvestment of distributions	6,116	48,895	13,291	113,685

Shares repurchased	(46,200)	(379,978)	(82,763)	(706,027)

	(38,368)	(317,363)	(65,907)	(561,769)

Class W Shares

Shares sold	17,060	139,188	34,270	299,229

Reinvestment of distributions	37,313	304,154	84,804	738,624

Shares repurchased	(388,065)	(3,251,550)	(959,333)	(8,389,743)

	(333,692)	(2,808,208)	(840,259)	(7,351,890)

Class P Shares

Shares sold	339,011	2,934,929	778,936	7,116,304

Reinvestment of distributions	446,519	3,780,826	1,103,111	9,967,192

Shares repurchased	(2,513,146)	(21,766,669)	(4,842,080)	(44,008,221)

	(1,727,616)	(15,050,914)	(2,960,033)	(26,924,725)

NET DECREASE IN SHARES	(3,581,634)	$(30,606,743)	(8,135,235)	$(72,495,204)

13. SUBSEQUENT EVENTS

The Fund completed a quarterly repurchase offer on April 16, 2025, which resulted in 2,912,066 Fund Shares being repurchased for $23,760,383. There were 4,497,835 Fund Shares tendered for repurchase for this repurchase offer. Accordingly, the Fund repurchased 65% of the total number of shares tendered for repurchase.

Other than noted above, subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

26

TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Visit our website at am.gs.com to obtain the most recent month end returns. Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only. The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. The report concerning the Fund included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Fund in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Fund, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Fund. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); (ii) on the Fund’s website at dfinview.com/GoldmanSachs; and (iii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov. The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. The Fund will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders). Holdings and allocations shown are as of March 31, 2025 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider the Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about the Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional –

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 1 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund has delegated the voting of portfolio securities to Goldman Sachs Asset Management L.P. (the “Investment Adviser”). For client accounts for which the Investment Adviser has voting discretion, the Investment Adviser has adopted policies and procedures (the “Proxy Voting Policy”) for the voting of proxies. Under the Proxy Voting Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that favor proposals that in the Investment Adviser’s view tend to maximize a company’s shareholder value and are not influenced by conflicts of interest. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser has developed customized proxy voting guidelines (the “Guidelines”) that it generally applies when voting on behalf of client accounts. These Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, issues of corporate social responsibility and various shareholder proposals. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes.

The Proxy Voting Policy, including the Guidelines, is reviewed periodically to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

The Investment Adviser has retained a third-party proxy voting service (“Proxy Service”), currently Institutional Shareholder Services, to assist in the implementation and administration of certain proxy voting-related functions, including, without limitation, operational, recordkeeping and reporting services. The Proxy Service also prepares a written analysis and recommendation (a “Recommendation”) of each proxy vote that reflects the Proxy Service’s application of the Guidelines to particular proxy issues. While it is the Investment Adviser’s policy generally to follow the Guidelines and Recommendations from the Proxy Service, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) may on certain proxy votes seek approval to diverge from the Guidelines or a Recommendation by following an “override” process. Such decisions are subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. A Portfolio Management Team that receives approval through the override process to cast a proxy vote that diverges from the Guidelines and/or a Recommendation may vote differently than other Portfolio Management Teams that did not seek to override that vote. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and Recommendations. The Investment Adviser may hire other service providers to replace or supplement the Proxy Service with respect to any of the services the Investment Adviser currently receives from the Proxy Service.

The Investment Adviser conducts periodic due diligence meetings with the Proxy Service which include, but are not limited to, a review of the Proxy Service’s general organizational structure, new developments with respect to research and technology, work flow improvements and internal due diligence with respect to conflicts of interest.

From time to time, the Investment Adviser may face regulatory, compliance, legal or logistical limits with respect to voting securities that it may purchase or hold for client accounts, which can affect the Investment Adviser’s ability to vote such proxies, as well as the desirability of voting such proxies. Among other limits, federal, state and foreign regulatory restrictions or company specific ownership limits, as well as legal matters related to consolidated groups, may restrict the total percentage of an issuer’s voting securities that the Investment Adviser can hold for clients and the nature of the Investment Adviser’s voting in such securities. The Investment Adviser’s ability to vote proxies may also be affected by, among other things: (i) late receipt of meeting notices; (ii) requirements to vote proxies in person: (iii) restrictions on a foreigner’s ability to exercise votes; (iv) potential difficulties in translating the proxy; (v) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions; and (vi) requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting.

The Investment Adviser has adopted policies and procedures designed to prevent conflicts of interest from influencing its proxy voting decisions that the Investment Adviser makes on behalf of a client account. These policies and procedures include the Investment Adviser’s use of the Guidelines and Recommendations from the Proxy Service, the override approval process previously discussed, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of the Investment Adviser may have the effect of benefitting the interests of other clients or businesses of other divisions or units of GS&Co. and/or its affiliates.

Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by the Fund’s portfolio managers based on their assessment of the particular transactions or other matters at issue.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2024 is available without charge on the Fund’s website at dfinview.com/GoldmanSachs and on the SEC’s website at www.sec.gov.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	The information required by this Item is only required in an annual report on this Form N-CSR.

(b)	There has been no change, as of the date of the filing of this N-CSR, to any of the portfolio managers identified in response to this item in the Registrant’s most recent annual report on Form N-CSR.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant did not engage in securities lending activities during the fiscal period reported on this Form N-CSR.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Real Estate Diversified Income Fund’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on December 5, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	None.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Real Estate Diversified Income Fund

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Real Estate Diversified Income Fund

Date:	June 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Real Estate Diversified Income Fund

Date:	June 5, 2025

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Real Estate Diversified Income Fund

Date:	June 5, 2025